GOING CONCERN (Details Narrative) - USD ($)	Feb. 28, 2023	May 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 6,692,942
Retained Earnings (Accumulated Deficit)	$ 15,029,190	$ 15,878,189